Annual Total Returns- JPMorgan Diversified Fund (L Shares) [BarChart] - L Shares - JPMorgan Diversified Fund - Class L	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.48%)	16.10%	18.05%	7.07%	(0.80%)	6.19%	17.88%	(7.90%)	20.75%	17.09%